Debt - Summary of Detailed Information about Borrowings, Terms and Conditions for Loans and Borrowings (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 59,069	R$ 228,879	R$ 285,971
5.50% Secured borrowing - FINAME/BNDES [member]
Disclosure of detailed information about borrowings [line items]
Currency	R$
Nominal interest rate p.a.	5.50%	5.50%
Years of maturity	2018
Long-term debt	$ 0	R$ 0	200
3.0% Secured borrowing - FINAME/BNDES [member]
Disclosure of detailed information about borrowings [line items]
Currency	R$
Nominal interest rate p.a.	3.00%	3.00%
Years of maturity	2018
Long-term debt	$ 0	R$ 0	338
138.5% of CDI secured borrowing - working Capital [member]
Disclosure of detailed information about borrowings [line items]
Currency	R$
Borrowings, interest rate basis	138.5% of CDI
Borrowings, adjustment to interest rate basis	138.50%	138.50%
Years of maturity	2021
Long-term debt	$ 24,229	R$ 93,881	115,783
100% of CDI +3.6% secured borrowing - working Capital [member]
Disclosure of detailed information about borrowings [line items]
Currency	R$
Borrowings, interest rate basis	100% of CDI + 3.6%
Nominal interest rate p.a.	3.60%	3.60%
Borrowings, adjustment to interest rate basis	100.00%	100.00%
Years of maturity	2021
Long-term debt	$ 11,701	R$ 45,338	56,811
TJLP +3% Secured borrowing - working Capital [member]
Disclosure of detailed information about borrowings [line items]
Currency	R$
Borrowings, interest rate basis	TJLP +3%
Nominal interest rate p.a.	3.00%	3.00%
Years of maturity	2026
Long-term debt	$ 6,586	R$ 25,520	26,188
100% of CDI + 3.2% nonconvertible notes - debentures [member]
Disclosure of detailed information about borrowings [line items]
Currency	R$
Borrowings, interest rate basis	100% of CDI + 3.2%
Nominal interest rate p.a.	3.20%	3.20%
Borrowings, adjustment to interest rate basis	100.00%	100.00%
Years of maturity	2021
Long-term debt	$ 16,553	R$ 64,140	84,202
TIIE + 1.6% Bank loan 2 [member]
Disclosure of detailed information about borrowings [line items]
Currency	MXN
Borrowings, interest rate basis	TIIE + 1.6%
Nominal interest rate p.a.	1.60%	1.60%
Long-term debt	$ 0	R$ 0	R$ 2,449